Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement and Derivatives
Fair Value Measurement and Derivatives
Fair Value of Financial Instruments – The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities.

•
Level 2 - Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

•	Level 3 - Significant unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
The amounts of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, and our asset-based revolving facility (the “ABL Facility”) approximate fair value because of their short-term maturities. The carrying amounts of our long term debt approximate fair value based on interest rates currently available for instruments with similar terms. For intangible assets, we used a relief from royalty method to estimate the fair value. For goodwill, we used a combination of discounted cash flows and a market comparable analysis to estimate fair value.
The fair values of our assets and liabilities measured on a recurring basis are categorized as follows (in thousands):

	June 30, 2014				December 31, 2013
Asset (liability):	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Natural gas futures	$244	$—	$244	$—	$67	$—	$67	$—

Derivatives Transactions - We account for derivatives in accordance with FASB ASC 815 Derivatives and Hedging (“ASC 815”). We utilize derivative financial instruments to hedge commodity price risks associated with natural gas requirements and foreign exchange rate risks associated with the effects of foreign currency fluctuations. If the derivative is designed and qualifies as a cash flow hedge, the changes in fair value of the derivative instrument may be recorded in comprehensive income. The natural gas commodity price hedges qualify for hedge accounting since the hedges are highly effective, and we have designated and documented contemporaneously the hedging relationship involving these derivative instruments. Any hedges that do not qualify as highly effective or if we do not believe that forecasted transactions would occur, the changes in the fair value of the derivatives used as hedges would be reflected in earnings.
Our derivative instruments consist of forward agreements related to certain forecasted usage of natural gas in production of finished goods. Our derivative contracts are valued using quoted market prices and significant observable and unobservable inputs. The fair value for the majority of our foreign currency derivative contracts are obtained by comparing our contract rate to a published forward price of the underlying market rate, which is based on market rates for comparable transactions and are classified within Level 2 of the fair value hierarchy.
The following table summarizes the notional amount of our open natural gas futures (in thousands):

	June 30, 2014		December 31, 2013
	U.S. $ Equivalent	U.S. Equivalent Fair Value	U.S. $ Equivalent	U.S. Equivalent Fair Value
Natural gas futures	$3,140	$3,384	$6,580	$6,647

We consider the impact of our credit risk on the fair value of the contracts, as well as the ability to execute obligations under the contract.
The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives designated as accounting hedges (in thousands):

		June 30, 2014		December 31, 2013
		Fair Value		Fair Value
Derivatives designated as hedging instruments	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Natural gas futures	Other current assets	$244	$—	$67	$—
		$244	$—	$67	$—

The following table summarizes the effect of derivative instruments on the consolidated statements of income for derivatives designated as accounting hedges and those that are not (in thousands). See Note 14 for additional information about reclassifications out of Accumulated Other Comprehensive Income:

	Three Months Ended June 30,
	Amount of Gain or (Loss)			Amount of Gain or (Loss)
	Recognized in OCI on		Location of Gain or (Loss)	Reclassified from OCI
	Derivatives		Reclassified from OCI	into Income
Derivatives designated as hedging instruments	(Effective Portion)		into Income	(Effective Portion)
	2014	2013	(Effective Portion)	2014	2013
Natural gas futures	$211	$(630)	Cost of Revenues	$65	$(302)

	Six Months Ended June 30,
	Amount of Gain or (Loss)			Amount of Gain or (Loss)
	Recognized in OCI on		Location of Gain or (Loss)	Reclassified from OCI
	Derivatives		Reclassified from OCI	into Income
Derivatives designated as hedging instruments	(Effective Portion)		into Income	(Effective Portion)
	2014	2013	(Effective Portion)	2014	2013
Natural gas futures	$259	$153	Cost of Revenues	$82	$(1,104)

	Three Months Ended June 30,		Six Months Ended June 30,
	Amount of Gain or (Loss)		Amount of Gain or (Loss)
	Recognized in		Recognized in		Location of Gain or (Loss)
	Income on		Income on		Recognized in
Derivatives not designated as hedging instruments	Derivative		Derivative		Income on
	2014	2013	2014	2013	Derivative
Foreign exchange contracts	$—	$(65)	$—	$(65)	Other (Income) Expense

Fair Value Measurement
At December 31, 2013, our financial instruments consist of cash, accounts receivable, accounts payable, and accrued liabilities. The carrying value of these instruments approximates fair value as a result of the short duration of such instruments or due to the variability of the interest cost associated with such instruments. For intangible assets, we used a relief from royalty method to estimate the fair value. For goodwill, we used a combination of discounted cash flows and a market comparable analysis to estimate fair value. The carrying amounts of long term debt approximate fair value based on interest rates currently available for instruments with similar terms.
The fair values of our assets and liabilities measured on a recurring basis as of December 31 are categorized as follows (in thousands):

	2013				2012
Asset (liability):	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Natural gas futures	$67	$—	$67	$—	$(1,960)	$—	$(1,960)	$—
Foreign exchange contracts	$—	$—	$—	$—	$65	$—	$65	$—

We account for derivatives in accordance with FASB ASC 815 Derivatives and Hedging (“ASC 815”). We utilize derivative financial instruments to hedge commodity price risks associated with natural gas requirements, and foreign exchange rate risks associated with the effects of foreign currency fluctuations. If the derivative is designed and qualifies as a cash flow hedge, the changes in fair value of the derivative instrument may be recorded in comprehensive income. The natural gas commodity price hedges qualify for hedge accounting since the hedges are highly effective, and we have designated and documented contemporaneously the hedging relationship involving these derivative instruments. With regard to any hedges that do not qualify as highly effective or if we do not believe that the forecasted transactions would occur, the changes in the fair value of the derivatives used as hedges would be reflected in earnings. Cash flows from foreign exchange contracts do not meet hedge requirements and are classified as an operating activity.
Our derivative instruments primarily include foreign currency forward agreements related to certain forecasted inventory purchases from suppliers and usage of natural gas in production of finished goods. Our derivative contracts are valued using quoted market prices and significant observable and unobservable inputs. The fair value for the majority of our foreign currency derivative contracts are obtained by comparing our contract rate to a published forward price of the underlying market rate, which is based on market rates for comparable transactions and are classified within Level 2 of the fair value hierarchy.
Foreign exchange contracts are based on quoted prices for similar assets and liabilities in active markets. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy.
The following table summarizes the notional amount of our open natural gas futures and foreign exchange contracts at December 31 (in thousands):

	2013		2012
	U.S. $ Equivalent	U.S. Equivalent Fair Value	U.S. $ Equivalent	U.S. Equivalent Fair Value
Natural gas futures	$6,580	$6,647	$10,900	$8,940
Foreign exchange contracts	$—	$—	$1,629	$1,694

We consider the impact of our credit risk on the fair value of the contracts, as well as the ability to execute obligations under the contract.
The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives designated as accounting hedges and those that are not at December 31 (in thousands):

		2013		2012
		Fair Value		Fair Value
Derivatives designated as hedging instruments	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Natural gas futures	Other current assets	$67	$—	$—	$—
Natural gas futures	Accrued Liabilities	—	—	—	(1,960)
		$67	$—	$—	$(1,960)

		2013		2012
		Fair Value		Fair Value
Derivatives not designated as hedging instruments	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Foreign exchange contracts	Other current assets	$—	$—	$65	$—

The following table summarizes the effect of derivative instruments on the consolidated statements of income for derivatives designated as accounting hedges and those that are not at December 31 (in thousands). See Note 16 for additional information about reclassifications out of Accumulated Other Comprehensive Income:

	Amount of Gain or (Loss)			Amount of Gain or (Loss)
	Recognized in OCI on		Location of Gain or (Loss)	Reclassified from OCI
	Derivatives		Reclassified from OCI	into Income
Derivatives designated as hedging instruments	(Effective Portion)		into Income	(Effective Portion)
	2013	2012	(Effective Portion)	2013	2012
Natural gas futures	$81	$(31)	Cost of Revenues	$(1,211)	$(1,082)

	Amount of Gain or (Loss)
	Recognized in		Location of Gain or (Loss)
	Income on		Recognized in
Derivatives not designated as hedging instruments	Derivatives		Income on
	2013	2012	Derivatives
Foreign exchange contracts	$(65)	$(43)	Other (Income) Expense